Share-Based Compensation - Share Options Rollforward (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of Options
Beginning balance (in shares) | shares	5,611,429
Granted (in shares) | shares	2,034,750
Exercised (in shares) | shares	(158,307)
Canceled or forfeited (in shares) | shares	(988,438)
Ending balance (in shares) | shares	6,499,434	5,611,429
Exercisable (in shares) | shares	2,873,805
Vested and expected to vest (in shares) | shares	6,499,436
Weighted-Average Exercise Price
Beginning balance weighted average exercise price (usd per share) | $ / shares	$ 17.19
Granted weighted average exercise price (usd per share) | $ / shares	8.45
Exercised weighted average exercise price (usd per share) | $ / shares	0.79
Canceled or forfeited weighted average exercise price (usd per share) | $ / shares	16.68
Ending balance weighted average exercise price (usd per share) | $ / shares	14.93	$ 17.19
Exercisable weighted average exercise price (usd per share) | $ / shares	17.91
Vested and expected to vest weighted average exercise price (usd per share) | $ / shares	$ 14.93
Weighted-Average Remaining Contractual Term (Years)
Weighted average contractual term outstanding	8 years 2 months 12 days	7 years 11 months 15 days
Weighted average contractual term exercisable	7 years 4 months 24 days
Weighted average contractual term vested and expected to vest	8 years 2 months 12 days
Aggregate Intrinsic Value
Options outstanding | $	$ 1,814	$ 4,262
Options exercisable | $	1,565
Options vested and expected to vest | $	$ 1,814